Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 141,250	$ 124,457
Short-term deposits		146,759	161,049
Marketable securities		154,522	151,544
Trade receivables (net of allowance for credit losses of $456 and $506 as of June 30, 2026 and December 31, 2025, respectively)		110,782	104,972
Prepaid expenses and other current assets		21,514	19,630
Contract acquisition costs		6,466	6,595
Inventories		8,388	7,603
Total current assets		589,681	575,850
Non-current assets
Other non-current assets		7,344	14,618
Marketable securities		103,185	97,959
Deferred tax assets, net		11,667	10,880
Property and equipment, net		24,552	22,209
Operating lease right-of-use assets		16,414	16,308
Intangible assets, net		121,909	81,469
Goodwill		119,559	119,559
Total non-current assets		404,630	363,002
Total assets		994,311	938,852
Current Liabilities
Trade payables		18,113	16,834
Other accounts payable and accrued expenses		77,009	71,244
Deferred revenues		263,350	277,583
Operating lease liabilities		5,736	3,996
Total current liabilities		364,208	369,657
Long-term liabilities
Other long-term liabilities		24,573	16,677
Deferred revenues		49,940	49,526
Operating lease liabilities		17,493	18,674
Total long-term liabilities		92,006	84,877
Total liabilities		456,214	454,534
Shareholders’ equity
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized, 250,827,709 and 248,622,818 shares issued and 250,785,933 and 248,581,042 shares outstanding as of June 30, 2026 and December 31, 2025, respectively	[1]
Additional paid-in capital		605,809	568,721
Treasury share, NIS 0.00001 par value; 41,776 ordinary shares		(85)	(85)
Accumulated other comprehensive income		1,602	2,220
Accumulated deficit		(69,229)	(86,538)
Total shareholders’ equity		538,097	484,318
Total liabilities and shareholders’ equity		$ 994,311	$ 938,852

[1]	Less than 1 USD